VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Automobiles & Components: 2.1%
15,000	BAIC BluePark New Energy Technology Co. Ltd. * #	$13,318
32,481	Byd Co. Ltd. #	222,010
24,509	China Shipbuilding Industry Group Power Co. Ltd. * #	78,568
69,685	Chongqing Changan Automobile Co. Ltd. #	72,337
50,100	Fuyao Glass Industry Group Co. Ltd. #	150,888
43,074	Great Wall Motor Co. Ltd. #	46,521
33,380	Guangzhou Automobile Group Co. Ltd. #	57,422
56,373	Huayu Automotive Systems Co. Ltd. #	185,740
15,400	Kuang-Chi Technologies Co. Ltd. * #	19,344
125,363	SAIC Motor Corp. Ltd. #	417,807
59,580	Zhejiang Century Huatong Group Co. Ltd. #	74,910
		1,338,865
Banks: 16.6%
1,369,200	Agricultural Bank of China Ltd. #	663,918
529,015	Bank of Beijing Co. Ltd. #	397,428
13,600	Bank of Changsha Co. Ltd. #	16,399
64,600	Bank of Chengdu Co. Ltd. #	73,672
753,300	Bank of China Ltd. #	377,872
982,016	Bank of Communications Co. Ltd. #	749,938
68,960	Bank of Guiyang Co. Ltd. #	82,257
73,360	Bank of Hangzhou Co. Ltd. #	86,884
247,600	Bank of Jiangsu Co. Ltd. #	233,021
212,171	Bank of Nanjing Co. Ltd. #	255,470
96,035	Bank of Ningbo Co. Ltd. #	339,490
253,854	Bank of Shanghai Co. Ltd. #	332,580
109,700	China CITIC Bank Corp. Ltd. #	86,678
240,000	China Construction Bank Corp. #	235,154
569,200	China Everbright Bank Co. Ltd. #	314,187
368,689	China Merchants Bank Co. Ltd. #	1,797,230
887,217	China Minsheng Banking Corp. Ltd. #	748,348
219,956	Huaxia Bank Co. Ltd. #	227,403
770,904	Industrial & Commercial Bank of China Ltd. #	597,409
519,791	Industrial Bank Co. Ltd. #	1,277,807
337,609	Ping An Bank Co. Ltd. #	738,593
419,618	Shanghai Pudong Development Bank Co. Ltd. #	696,370
		10,328,108
Capital Goods: 8.4%
32,200	AECC Aviation Power Co. Ltd. #	98,738
49,500	AVIC Aircraft Co. Ltd. #	107,928
10,700	AVIC Helicopter Co. Ltd. #	67,354
15,000	AVIC Shenyang Aircraft Co. Ltd. * #	65,208
30,400	Beijing New Building Materials Plc #	76,662
18,899	China Avionics Systems Co. Ltd. #	37,598
84,124	China Communications Construction Co. Ltd. #	119,214
98,700	China Gezhouba Group Co. Ltd. #	80,598
70,500	China National Chemical Engineering Co. Ltd. #	57,301
164,500	China Railway Construction Corp. Ltd. #	218,052
266,408	China Railway Group Ltd. #	224,052
327,100	China Shipbuilding Industry Co. Ltd. #	252,643
21,100	China Spacesat Co. Ltd. #	64,037
750,208	China State Construction Engineering Corp. Ltd. #	570,975
347,815	CRRC Corp. Ltd. #	356,803
57,758	Fangda Carbon New Material Co. Ltd. * #	94,130
30,500	Han’s Laser Technology Co. Ltd. #	151,960
87,900	Jiangsu Zhongtian Technology Co. Ltd. #	106,490
255,200	Metallurgical Corp of China Ltd. #	99,758
66,111	NARI Technology Development Co. Ltd. #	189,579
273,400	Power Construction Corp. of China Ltd. #	177,454
209,500	Sany Heavy Industry Co. Ltd. #	419,525
159,148	Shanghai Construction Group Co. Ltd. #	75,614
126,000	Shanghai Electric Group Co. Ltd. #	88,673
35,749	Shenzhen Inovance Technology Co. Ltd. #	121,994
39,089	Siasun Robot & Automation Co. Ltd. * #	79,084
57,361	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	72,889
132,807	TBEA Co. Ltd. #	121,011
171,300	Weichai Power Co. Ltd. #	269,567
168,000	XCMG Construction Machinery Co. Ltd. #	104,418
50,700	Xiamen C & D, Inc. #	61,849
98,700	Xinjiang Goldwind Science and Technology Co. Ltd. #	173,171
21,400	Zangge Holding Co. Ltd. * #	25,338
30,800	Zhejiang Chint Electrics Co. Ltd. #	94,245
49,682	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	91,617
47,453	Zhengzhou Yutong Bus Co. Ltd. #	92,503
183,600	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	146,837
		5,254,869
Commercial & Professional Services: 0.2%
57,600	Beijing Orient Landscape Co. Ltd. #	40,901
67,641	Beijing Originwater Technology Co. Ltd. #	63,559
		104,460
Consumer Durables & Apparel: 5.5%
172,028	Gree Electric Appliances, Inc. #	1,381,645
130,800	Haier Smart Home Co. Ltd. #	280,432
17,172	Hangzhou Robam Appliances Co. Ltd. #	63,306
64,294	Heilan Home Co. Ltd. #	73,120
173,995	Midea Group Co. Ltd. #	1,246,946
4,800	Oppein Home Group, Inc. #	74,875
387,500	TCL Corp. #	193,311
4,900	Xiamen Intretech, Inc. #	27,917
5,900	Zhejiang Supor Co. Ltd. #	59,305
		3,400,857
Consumer Services: 1.1%
34,900	China International Travel Service Corp. Ltd. #	454,890
146,620	Shenzhen Overseas Chinese Town Co. Ltd. #	144,363
26,000	Songcheng Performance Development Co. Ltd. #	101,691
		700,944
Diversified Financials: 3.6%
78,236	Anxin Trust Co. Ltd. * #	51,705
66,300	Bohai Capital Holding Co. Ltd. * #	33,277
89,800	Caitong Securities Co. Ltd. #	125,658
46,300	China Galaxy Securities Co. Ltd. #	70,783
12,200	China Great Wall Securities Co. Ltd. #	25,421
9,700	Chinalin Securities Co. Ltd. #	21,681
16,000	CSC Financial Co. Ltd. #	50,306
49,500	Dongxing Securities Co. Ltd. #	76,034
192,020	East Money Information Co. Ltd. #	397,869
69,771	Everbright Securities Co. Ltd. #	110,903
161,150	Guotai Junan Securities Co. Ltd. #	397,346
87,930	Guoyuan Securities Co. Ltd. #	151,498
8,000	Hithink RoyalFlush Information Network Co. Ltd. #	111,508
22,560	Minmetals Capital Co. Ltd. #	22,870
128,000	Orient Securities Co. Ltd. #	183,247
60,400	SDIC Capital Co. Ltd. #	105,685
322,138	Shenwan Hongyuan Group Co. Ltd. #	215,990
18,500	Tianfeng Securities Co. Ltd. #	22,266
47,700	Zheshang Securities Co. Ltd. #	57,877
		2,231,924
Energy: 2.1%
65,400	China Coal Energy Co. Ltd. #	45,091
21,200	China Oilfield Services Ltd. #	36,376
478,100	China Petroleum & Chemical Corp. #	336,198
59,900	China Petroleum Engineering Corp. #	31,515
117,910	China Shenhua Energy Co. Ltd. #	310,272
78,980	Offshore Oil Engineering Co. Ltd. #	59,600
289,400	PetroChina Co. Ltd. #	250,893
143,007	Shaanxi Coal Industry Co. Ltd. #	174,985
31,700	Yanzhou Coal Mining Co. Ltd. #	47,312
		1,292,242
Financials: 5.2%
192,586	AVIC Capital Co. Ltd. #	126,224
138,500	Changjiang Securities Co. Ltd. #	136,012
102,200	China Merchants Securities Co. Ltd. #	235,610
281,300	CITIC Securities Co. Ltd. #	887,411
147,150	Founder Securities Co. Ltd. #	142,216
105,856	GF Securities Co. Ltd. * #	201,561
72,150	Guoyuan Securities Co. Ltd. #	86,392
289,236	Haitong Securities Co. Ltd. #	580,595
130,104	Huatai Securities Co. Ltd. #	348,384
167,550	Industrial Securities Co. Ltd. #	146,287
86,500	Sinolink Securities Co. Ltd. #	105,744
85,800	SooChow Securities Co. Ltd. #	111,431
100,928	Southwest Securities Co. Ltd. #	63,828
62,614	Western Securities Co. Ltd. #	78,280
		3,249,975
Food, Beverage & Tobacco: 12.9%
4,300	Anhui Gujing Distillery Co. Ltd. #	69,190
29,000	Foshan Haitian Flavouring and Food Co. Ltd. #	447,035
28,300	Guangdong Haid Group Co. Ltd. #	124,125
15,125	Hebei Yangyuan Zhihui Beverage Co. Ltd. #	59,360
35,367	Henan Shuanghui Investment and Development Co. Ltd. #	122,425
217,944	Inner Mongolia Yili Industrial Group Co. Ltd. #	871,571
21,499	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	313,501
17,926	Kweichow Moutai Co. Ltd. #	2,888,878
26,293	Luzhou Laojiao Co. Ltd. #	314,035
30,000	Muyuan Foodstuff Co. Ltd. #	296,090
75,300	New Hope Liuhe Co. Ltd. #	181,281
9,360	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	101,359
69,400	Tongwei Co. Ltd. #	123,776
132,885	Wens Foodstuffs Group Co. Ltd. #	692,215
69,400	Wuliangye Yibin Co. Ltd. #	1,262,641
136,856	Yonghui Superstores Co. Ltd. #	170,484
		8,037,966
Health Care Equipment & Services: 1.2%
44,262	Aier Eye Hospital Group Co. Ltd. #	220,041
31,281	Huadong Medicine Co. Ltd. #	114,883
20,300	Jointown Pharmaceutical Group Co. Ltd. #	40,590
38,200	Lepu Medical Technology Beijing Co. Ltd. #	134,078
80,374	Meinian Onehealth Healthcare Holdings Co. Ltd. #	136,909
41,273	Shanghai Pharmaceuticals Holding Co. Ltd. #	105,284
		751,785
Insurance: 9.4%
59,511	China Life Insurance Co. Ltd. #	229,430
112,417	China Pacific Insurance Group Co. Ltd. #	549,661
70,700	Hubei Biocause Pharmaceutical Co. Ltd. #	69,838
29,976	New China Life Insurance Co. Ltd. #	204,693
38,100	People’s Insurance Co Group of China Ltd. #	46,004
387,820	Ping An Insurance Group Co. of China Ltd. #	4,732,975
		5,832,601
Materials: 5.8%
16,300	ADAMA Ltd. #	20,606
261,700	Aluminum Corp. of China Ltd. * #	129,162
85,730	Angang Steel Co. Ltd. #	37,127
71,700	Anhui Conch Cement Co. Ltd. #	415,583
31,800	Baiyin Nonferrous Group Co. Ltd. * #	17,787
318,428	Baoshan Iron and Steel Co. Ltd. #	263,785
119,400	BBMG Corp. #	55,524
31,952	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	94,060
42,065	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	36,774
10,800	Bluestar Adisseo Co. #	15,667
75,100	China Jushi Co. Ltd. #	85,468
252,600	China Molybdenum Co. Ltd. #	128,900
78,070	China Northern Rare Earth Group High-Tech Co. Ltd. #	118,662
151,800	Hebei Iron & Steel Co. Ltd. #	53,592
37,740	Hengli Petrochemical Co. Ltd. #	79,055
40,600	Hengyi Petrochemical Co. Ltd. #	74,148
4,980	Hoshine Silicon Industry Co. Ltd. #	22,581
120,616	Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd. * #	50,883
651,660	Inner Mongolian Baotou Steel Union Co. Ltd. #	133,320
37,100	Jiangxi Copper Co. Ltd. #	74,724
27,900	Jiangxi Ganfeng Lithium Co. Ltd. #	88,397
21,800	Lomon Billions Group Co. Ltd. #	38,808
153,500	Pangang Group Vanadium Titanium & Resources Co. Ltd. * #	64,297
45,000	Rongsheng Petro Chemical Co. Ltd. #	69,106
37,300	Shandong Gold Mining Co. Ltd. #	176,163
264,340	Shandong Nanshan Aluminum Co. Ltd. #	78,569
78,600	Sinopec Shanghai Petrochemical Co. Ltd. #	45,941
24,465	Tianqi Lithium Industries, Inc. #	93,385
225,700	Tongling Nonferrous Metals Group Co. Ltd. #	68,625
46,600	Transfar Zhilian Co. Ltd. #	50,797
56,070	Wanhua Chemical Group Co. Ltd. #	347,301
16,536	YanAn Bicon Pharmaceutical Listed Co. * #	38,179
23,233	Zhejiang Huayou Cobalt Co. Ltd. #	87,544
93,100	Zhejiang Longsheng Group Co. Ltd. #	183,383
61,846	Zhongjin Gold Corp. Ltd. #	74,947
432,700	Zijin Mining Group Co. Ltd. #	197,746
		3,610,596
Media & Entertainment: 1.3%
31,420	Beijing Enlight Media Co. Ltd. #	41,249
26,829	China Film Co. Ltd. #	58,090
367,212	Focus Media Information Technology Co. Ltd. #	269,836
21,700	Giant Network Group Co. Ltd. #	57,451
7,800	Mango Excellent Media Co. Ltd. * #	49,954
18,800	Perfect World Co. Ltd. #	73,115
73,667	Shanghai Oriental Pearl Group Co. Ltd. #	94,503
29,900	Wanda Film Holding Co. Ltd. * #	72,973
38,000	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	96,010
		813,181
Pharmaceuticals, Biotechnology: 5.5%
19,700	Beijing Tongrentang Co. Ltd. #	74,202
4,800	Changchun High & New Technology Industry Group, Inc. #	265,007
9,345	Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	43,577
17,400	Chongqing Zhifei Biological Products Co. Ltd. #	115,690
20,261	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	98,617
30,340	Hualan Biological Engineering, Inc. #	145,775
11,700	Hubei Jumpcan Pharmaceutical Co. Ltd. #	46,478
110,649	Jiangsu Hengrui Medicine Co. Ltd. #	1,250,620
20,603	Shandong Buchang Pharmaceuticals Co. Ltd. #	55,037
16,400	Shandong Dong-E E-Jiao Co. Ltd. #	69,989
36,100	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	127,892
53,360	Shanghai RAAS Blood Products Co. Ltd. * #	58,493
14,986	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	39,241
30,891	Sichuan Kelun Pharmaceutical Co. Ltd. #	111,854
32,470	Tasly Pharmaceutical Group Co. Ltd. #	70,824
43,639	Tonghua Dongbao Pharmaceutical Co. Ltd. #	106,982
44,000	Walvax Biotechnology Co. Ltd. #	166,439
5,220	WuXi AppTec Co. Ltd. #	63,385
18,301	Yunnan Baiyao Group Co. Ltd. #	195,107
11,091	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. #	158,368
46,300	Zhejiang NHU Co. Ltd. #	138,810
		3,402,387
Real Estate: 4.2%
64,474	China Fortune Land Development Co. Ltd. #	243,771
84,759	China Merchants Shekou Industrial Zone Co. Ltd. #	225,731
173,967	China Vanke Co. Ltd. #	632,386
42,900	Financial Street Holdings Co. Ltd. #	46,280
80,801	Gemdale Corp. #	130,906
130,500	Greenland Holdings Corp. Ltd. #	129,172
66,300	Jiangsu Zhongnan Construction Group Co. Ltd. #	72,119
76,300	Jinke Properties Group Co. Ltd. #	70,131
255,104	Poly Developments and Holdings Group Co. Ltd. #	511,770
14,400	Red Star Macalline Group Corp. Ltd. #	22,915
62,400	RiseSun Real Estate Development Co. Ltd. #	72,446
32,300	Seazen Holdings Co. Ltd. #	128,434
31,417	Shanghai Lujiazui Finance and Trade Zone Development Co. Ltd. #	60,163
58,000	Sunshine City Group Co. Ltd. #	47,991
153,681	Xinhu Zhongbao Co. Ltd. #	62,265
125,523	Youngor Group Co. Ltd. #	112,690
97,300	Zhejiang China Commodities City Group Co. Ltd. #	51,542
		2,620,712
Retailing: 0.5%
117,020	China Grand Automotive Services Co. Ltd. #	63,072
133,100	Suning Commerce Group Co. Ltd. #	193,184
61,660	Wuchan Zhongda Group Co. Ltd. #	47,362
		303,618
Semiconductor: 1.2%
5,967	Gigadevice Semiconductor Beijing, Inc. #	121,448
90,878	LONGi Green Energy Technology Co. Ltd. #	333,827
87,623	Sanan Optoelectronics Co. Ltd. #	173,070
3,300	Shenzhen Goodix Technology Co. Ltd. #	94,146
		722,491
Software & Services: 1.9%
14,500	360 Security Technology, Inc. #	47,730
39,900	Aisino Co. Ltd. #	117,214
55,230	Anhui USTC iFlytek Co. Ltd. * #	246,573
11,406	Beijing Shiji Information Technology Co. Ltd. #	63,054
66,773	DHC Software Co. Ltd. #	63,059
24,200	Glodon Co. Ltd. #	120,344
23,090	Hundsun Technologies, Inc. #	239,376
69,531	Wangsu Science and Technology Co. Ltd. #	97,483
44,415	Yonyou Software Co. Ltd. #	192,432
		1,187,265
Technology Hardware & Equipment: 5.6%
9,100	Avary Holding Shenzhen Co. Ltd. #	51,279
18,373	AVIC Jonhon OptronicTechnology Co. Ltd. #	106,023
847,233	BOE Technology Group Co. Ltd. #	445,925
37,400	Chaozhou Three-Circle Group Co. Ltd. #	104,817
22,500	Dawning Information Industry Co. Ltd. #	108,236
156,700	Dongxu Optoelectronic Technology Co. Ltd. #	124,887
25,022	Fiberhome Telecommunication Technologies Co. Ltd. #	95,875
42,700	Foxconn Industrial Internet Co. Ltd. #	86,411
69,600	GoerTek, Inc. #	171,578
133,664	Hangzhou Hikvision Digital Technology Co. Ltd. #	605,869
47,580	Hengtong Optic-electric Co. Ltd. #	104,059
28,049	Lens Technology Co. Ltd. #	40,507
63,600	Leyard Optoelectronic Co. Ltd. #	62,082
114,662	Luxshare Precision Industry Co. Ltd. #	430,132
67,950	OFILM Group Co. Ltd. * #	113,453
27,900	Shenzhen Sunway Communication Co. Ltd. * #	139,707
84,700	Tsinghua Tongfang Co. Ltd. * #	96,990
10,300	Tsinghua Unisplendour Co. Ltd. #	45,392
64,295	Zhejiang Dahua Technology Co. Ltd. #	155,722
85,020	ZTE Corp. * #	381,008
		3,469,952
Telecommunication Services: 0.4%
332,878	China United Network Communications Ltd. #	280,497
Transportation: 2.9%
107,000	Air China Ltd. #	119,953
138,500	China COSCO Holdings Co. Ltd. * #	92,459
144,500	China Eastern Airlines Corp. Ltd. * #	104,917
123,000	China Southern Airlines Co. Ltd. #	114,305
212,591	Daqin Railway Co. Ltd. #	226,092
37,000	Guangzhou Baiyun International Airport Co. Ltd. #	116,484
66,400	Guangzhou Port Co. Ltd. #	35,372
411,200	Hainan Airlines Co. Ltd. * #	104,298
141,367	Ningbo Port Co. Ltd. #	73,948
17,600	Qingdao Port International Co. Ltd. #	18,392
22,100	SF Holding Co. Ltd. #	122,146
34,400	Shanghai International Airport Co. Ltd. #	385,366
116,100	Shanghai International Port Group Co. Ltd. #	92,717
13,200	Spring Airlines Co. Ltd. #	78,689
11,300	STO Express Co. Ltd. #	36,382
13,200	YTO Express Group Co. Ltd. #	21,296
10,540	Yunda Holding Co. Ltd. #	50,838
		1,793,654
Utilities: 2.3%
166,999	China National Nuclear Power Co. Ltd. #	123,804
235,900	China Yangtze Power Co. Ltd. #	602,733
421,400	GD Power Development Co. Ltd. #	141,151
116,500	Huadian Power International Corp. Ltd. #	58,441
64,400	Huaneng Lancang River Hydropower, Inc. #	38,306
157,357	Huaneng Power International, Inc. #	127,918
121,300	SDIC Power Holdings Co. Ltd. #	153,111
62,900	Sichuan Chuantou Energy Co. Ltd. #	87,927
145,810	Zhejiang Zheneng Electric Power Co. Ltd. #	79,689
		1,413,080
Total Common Stocks (Cost: $50,655,798)		62,142,029
Other assets less liabilities: 0.1%		40,269
NET ASSETS: 100.0%		$62,182,298

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $62,142,029 which represents 99.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	1.8%	$1,093,678
Consumer Discretionary	9.2	5,744,284
Consumer Staples	12.9	8,037,966
Energy	2.1	1,292,242
Financials	34.8	21,642,608
Health Care	6.7	4,154,172
Industrials	11.5	7,152,983
Information Technology	8.7	5,379,708
Materials	5.8	3,610,596
Real Estate	4.2	2,620,712
Utilities	2.3	1,413,080
	100.0%	$62,142,029